LOANS (Details 1) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	$ 11,680			$ 10,236	$ 9,757				$ 8,590	$ 9,757	$ 8,590
Charge-offs	(1,314)				(186)					(1,559)	(1,819)
Recoveries	29				9					153	57
Provision (credit)	1,462	$ 614	$ 1,421	638	656	$ 462	$ 1,012	$ 892	563	3,329	2,929
Ending balance	11,857	11,680			10,236	9,757				11,680	9,757
Loans:
Ending balance: Individually evaluated for impairment												$ 886	$ 1,101	$ 0
Ending balance: Collectively evaluated for impairment												10,971	10,579	9,757
Total allowance for loan losses ending balance	11,680	11,680		10,236	9,757	9,757			8,590	9,757	8,590	11,857	11,680	9,757
Loans:
Ending balance: Individually evaluated for impairment												9,549	7,532	12,229
Ending balance: Collectively evaluated for impairment												863,085	840,899	740,511
Loans and Leases Receivable, Gross												872,634	848,431	752,740
Commercial Real Estate
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	4,152			4,607	4,483				4,503	4,483	4,503
Charge-offs	0				0					(670)	(1,522)
Recoveries	0				0					0	0
Provision (credit)	95				124					339	1,502
Ending balance	4,247	4,152			4,607	4,483				4,152	4,483
Loans:
Ending balance: Individually evaluated for impairment												0	62	0
Ending balance: Collectively evaluated for impairment												4,247	4,090	4,483
Total allowance for loan losses ending balance	4,152	4,152		4,607	4,483	4,483			4,503	4,483	4,503	4,247	4,152	4,483
Loans:
Ending balance: Individually evaluated for impairment												1,838	1,853	8,623
Ending balance: Collectively evaluated for impairment												371,597	363,014	362,887
Loans and Leases Receivable, Gross												373,435	364,867	371,510
Commercial
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	5,742			3,668	3,280				2,513	3,280	2,513
Charge-offs	(1,033)				(20)					(190)	(107)
Recoveries	10				1					87	45
Provision (credit)	1,027				407					2,565	829
Ending balance	5,746	5,742			3,668	3,280				5,742	3,280
Loans:
Ending balance: Individually evaluated for impairment												886	1,039	0
Ending balance: Collectively evaluated for impairment												4,860	4,703	3,280
Total allowance for loan losses ending balance	5,742	5,742		3,668	3,280	3,280			2,513	3,280	2,513	5,746	5,742	3,280
Loans:
Ending balance: Individually evaluated for impairment												7,328	5,291	3,202
Ending balance: Collectively evaluated for impairment												375,222	356,491	237,021
Loans and Leases Receivable, Gross												382,550	361,782	240,223
Residential Real Estate
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	251			292	300				328	300	328
Charge-offs	0				0					0	0
Recoveries	0				0					2	0
Provision (credit)	(11)				(8)					(51)	(28)
Ending balance	240	251			292	300				251	300
Loans:
Ending balance: Individually evaluated for impairment												0	0	0
Ending balance: Collectively evaluated for impairment												240	251	300
Total allowance for loan losses ending balance	251	251		292	300	300			328	300	328	240	251	300
Loans:
Ending balance: Individually evaluated for impairment												383	388	404
Ending balance: Collectively evaluated for impairment												54,515	56,973	67,320
Loans and Leases Receivable, Gross												54,898	57,361	67,724
Construction and Land Development
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	738			939	965				882	965	882
Charge-offs	0				0					0	0
Recoveries	0				0					0	0
Provision (credit)	(4)				(26)					(227)	83
Ending balance	734	738			939	965				738	965
Loans:
Ending balance: Individually evaluated for impairment												0	0	0
Ending balance: Collectively evaluated for impairment												734	738	965
Total allowance for loan losses ending balance	738	738		939	965	965			882	965	882	734	738	965
Loans:
Ending balance: Individually evaluated for impairment												0	0	0
Ending balance: Collectively evaluated for impairment												42,441	44,606	55,828
Loans and Leases Receivable, Gross												42,441	44,606	55,828
Consumer
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	710			678	649				279	649	279
Charge-offs	(281)				(166)					(699)	(190)
Recoveries	19				8					64	12
Provision (credit)	364				187					696	548
Ending balance	812	710			678	649				710	649
Loans:
Ending balance: Individually evaluated for impairment												0	0	0
Ending balance: Collectively evaluated for impairment												812	710	649
Total allowance for loan losses ending balance	710	710		678	649	649			279	649	279	812	710	649
Loans:
Ending balance: Individually evaluated for impairment												0	0	0
Ending balance: Collectively evaluated for impairment												19,310	19,815	17,455
Loans and Leases Receivable, Gross												19,310	19,815	17,455
Unallocated
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	87			52	80				85	80	85
Charge-offs	0				0					0	0
Recoveries	0				0					0	0
Provision (credit)	(9)				(28)					7	(5)
Ending balance	78	87			52	80				87	80
Loans:
Ending balance: Individually evaluated for impairment												0	0	0
Ending balance: Collectively evaluated for impairment												78	87	80
Total allowance for loan losses ending balance	$ 87	$ 87		$ 52	$ 80	$ 80			$ 85	$ 80	$ 85	$ 78	$ 87	$ 80